CONCENTRATIONS (Details Narrative)	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Customer Concentration Risk Three [Member] | Revenues [Member]
Concentration risk, percentage	100.00%	100.00%
Customer Concentration Risk Two [Member] | Accounts Receivable [Member]
Concentration risk, percentage	100.00%	100.00%